Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Product Information [Line Items]
Foreign currency exchange rate description	SGD1.00 = USD0.7777	SGD1.00 = USD0.7777
Allowance for expected credit losses
Impairment of goodwill						$ 664,000
Provident fund	$ 155,000	203,000	$ 157,000	205,000	$ 160,000	211,000
Dilutive securities		$ 0		$ 0		$ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Minimum [Member]
Product Information [Line Items]
Intangible asset useful life		3 years
Maximum [Member]
Product Information [Line Items]
Intangible asset useful life		5 years